Real Estate Investments - (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Real Estate [Abstract]
Carrying Value of Real Estate Investments
The carrying value of real estate investments is as follows:

	September 30, 2019	December 31, 2018
	(in thousands)
Land	$4,631,013	$4,536,013
Buildings, building improvements, land improvements and integral equipment	9,281,926	8,782,321

	13,912,939	13,318,334
Less: Accumulated depreciation	(3,018,818)	(2,812,205)

	$10,894,121	$10,506,129

The carrying value of real estate investments is as follows:

	December 31,
	2018	2017
	(in thousands)
Land	$4,536,013	$4,143,513
Buildings, building improvements, land improvements and integral equipment	8,782,321	8,512,334

	13,318,334	12,655,847
Less: Accumulated depreciation	(2,812,205)	(2,633,909)

	$10,506,129	$10,021,938